PREPAID LAND LEASE PAYMENTS	12 Months Ended
Dec. 31, 2017
PREPAID LAND LEASE PAYMENTS [Abstract]
PREPAID LAND LEASE PAYMENTS
10.	PREPAID LAND LEASE PAYMENTS

	As at December 31,
	2016	2017	2017
	RMB	RMB	US$
Prepaid land lease payments	445,444	456,823	70,212
Less: accumulated amortization	(3,634)	(8,890)	(1,366)
Net carrying value	441,810	447,933	68,846

The additions of prepaid land lease payments in 2017 represented the deed tax of RMB11,379 (US$1,749) while SHC register the land use right information and obtained the land use right certificate in July 2017. Amortization expenses for the years ended December 31, 2015, 2016 and 2017 were RMB1,090, RMB1,195 and RMB5,256 (US$808), respectively.

As at December 31, 2016 and 2017, certain of the Group's prepaid land lease payments with a total net book value of nil and RMB48,273 (US$7,419) were pledged to secure other borrowings of nil and RMB280,459 (US$43,105), respectively (note 17) and mandatorily redeemable noncontrolling interest of nil and RMB396,281 (US$60,907) (note 1),  respectively.

The estimated annual amortization expenses for the prepaid land leases for each of the five succeeding years are as follows:

	Amortization
	RMB	US$
2018	9,164	1,408
2019	9,164	1,408
2020	9,164	1,408
2021	9,164	1,408
2022	9,164	1,408